July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 15.2%
CF Industries Holdings, Inc.	5,174	$ 480,302
Corteva, Inc.	94,029	6,782,312
Mosaic Co.	178,440	6,425,624
Novonesis Novozymes B, Class B	20,874	1,350,496
Nutrien Ltd.	113,180	6,713,838
		21,752,572
Construction Materials — 2.7%
CRH PLC	24,018	2,292,518
Heidelberg Materials AG	6,751	1,557,419
		3,849,937
Containers & Packaging — 7.8%
Graphic Packaging Holding Co.	59,470	1,329,749
Packaging Corp. of America	21,482	4,162,137
Smurfit WestRock PLC	128,160	5,687,741
		11,179,627
Energy Equipment & Services — 0.9%
TechnipFMC PLC	36,728	1,335,797
Food Products — 2.2%
Bunge Global SA	21,915	1,747,941
Darling Ingredients, Inc.(a)	44,932	1,454,898
		3,202,839
Machinery — 1.1%
Deere & Co.	2,905	1,523,295
Metals & Mining — 36.6%
Anglo American PLC	200,374	5,638,142
ArcelorMittal SA, ADR, Registered Shares(b)	86,846	2,746,938
Barrick Mining Corp.	167,968	3,547,484
First Quantum Minerals Ltd.(a)	91,060	1,530,591
Freeport-McMoRan, Inc.	157,692	6,345,526
Glencore PLC	1,129,954	4,534,869
Kinross Gold Corp.	110,321	1,765,136
Newmont Corp.	100,633	6,249,309
Norsk Hydro ASA	476,531	2,824,395
Polyus PJSC(a)(c)	230,640	3
Teck Resources Ltd., Class B	66,938	2,172,808
Vale SA, ADR	531,071	5,061,107
Valterra Platinum Ltd.	20,275	910,548
Wheaton Precious Metals Corp.	98,497	9,013,460
		52,340,316
Security	Shares	Value
Oil, Gas & Consumable Fuels — 29.9%
Chevron Corp.	46,049	$ 6,982,870
EOG Resources, Inc.	26,444	3,173,809
EQT Corp.	18,906	1,016,197
Exxon Mobil Corp.	99,606	11,120,014
Gazprom PJSC(a)(c)	1,253,804	155
HF Sinclair Corp.	33,279	1,462,279
Permian Resources Corp., Class A	69,076	978,116
Shell PLC	356,189	12,798,976
Suncor Energy, Inc.	134,123	5,289,999
		42,822,415
Paper & Forest Products — 2.8%
Mondi PLC	117,303	1,585,729
UPM-Kymmene OYJ	90,961	2,357,506
		3,943,235
Total Long-Term Investments — 99.2% (Cost: $123,464,431)		141,950,033
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	1,911,990	1,912,755
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(d)(e)	1,509,923	1,509,923
Total Short-Term Securities — 2.4% (Cost: $3,422,678)		3,422,678
Total Investments — 101.6% (Cost: $126,887,109)		145,372,711
Liabilities in Excess of Other Assets — (1.6)%		(2,297,889)
Net Assets — 100.0%		$ 143,074,822

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Natural Resources Trust

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 986,502	$ 926,253 (a)	$ —	$ 99	$ (99)	$ 1,912,755	1,911,990	$ 699 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,304,203	—	(1,794,280)(a)	—	—	1,509,923	1,509,923	32,554	—
				$ 99	$ (99)	$ 3,422,678		$ 33,253	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 20,402,076	$ 1,350,496	$ —	$ 21,752,572
Construction Materials	2,292,518	1,557,419	—	3,849,937
Containers & Packaging	11,179,627	—	—	11,179,627
Energy Equipment & Services	1,335,797	—	—	1,335,797
Food Products	3,202,839	—	—	3,202,839
Machinery	1,523,295	—	—	1,523,295
Metals & Mining	38,432,359	13,907,954	3	52,340,316
Oil, Gas & Consumable Fuels	30,023,284	12,798,976	155	42,822,415
Paper & Forest Products	—	3,943,235	—	3,943,235
Short-Term Securities
Money Market Funds	3,422,678	—	—	3,422,678
	$111,814,473	$33,558,080	$158	$145,372,711
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Natural Resources Trust

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company